Cover	Jun. 03, 2024
Document Information [Line Items]
Document Type	424B3
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	PRINCIPAL PRIVATE CREDIT FUND I
Entity Central Index Key	0002016900